UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment              [ ]; Amendment Number: ______
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             2100 Capital Group LLC
Address:          28 State Street, 37th Floor
                  Boston, MA 02109

Form 13F File Number: 028-12311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph L. Demmler
Title:        Chief Compliance Officer
Phone:        (617) 788-3905


Signature, Place, and Date of Signing:

/s/ Joseph L. Demmler        Boston, Massachusetts     May 11, 2007

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
- -------------------------------------  ---------------------------------------
028-05990                              Acadian Asset Management, Inc.
028-04895                              Analytic Investors, Inc.
028-04041                              Thompson, Siegel & Walmsley, Inc.